Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 24, 2016
Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001597389
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	USCF
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 02, 2016
Prospectus Date	rr_ProspectusDate	Oct. 24, 2016
USCF Restaurant Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USCF Restaurant Leaders Fund FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The USCF Restaurant Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Restaurant Leaders INDXX Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors may pay brokerage commissions on their purchases and sale of Fund shares, which are not reflected in the table or example below. The fees are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. The Fund is newly organized and, as a result, no portfolio turnover information is available as of the date of this Prospectus.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance, before fees and expenses, of the Index. The Fund generally will invest in substantially all of the securities included in the Index in approximately the same proportions as the Index. Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index, and at least 80% of its total assets in “Restaurant Companies,” as defined below. In addition, the Fund may invest in cash and cash equivalents or money market instruments. The Fund is non-diversified.

The Index is composed of the common stock of U.S. and international restaurant companies (“Restaurant Companies”). A Restaurant Company is a company that derives a majority of its revenue from serving food and/or beverages directly to customers. The Index seeks to include the "leaders" among Restaurant Companies by using a proprietary smart beta four-step selection process that includes two quantitative screens and two dynamic screens to identify Restaurant Companies that are outperforming or expected to outperform their industry peers. The Index may include small-, mid-, and large-capitalization companies that trade on a U.S. Exchange. The Index is limited to companies with both a minimum market capitalization of $300 million and an average daily trading volume of $1.5 million. The Fund’s adviser generally expects the Index to include between 30 and 40 Restaurant Companies. The Index is rebalanced and reconstituted quarterly in March, June, September, and December. At the time the Index is rebalanced, an initial target weight of 70% is equally distributed among all securities classified as Quick Service Restaurants (“QSRs”), and an initial target weight of 30% is equally distributed among all securities classified as Full Service Restaurants (“FSRs”).  Given the number of eligible securities, it may not be possible to achieve these target weights in either category, in which case there would not be an exact 70%/30% initially targeted split as described above. Additionally, the Index uses market signals to eliminate some of the securities with the lowest expected future performance and increase the weighting of the largest companies in the Index.  This process could also cause the Index to vary from the 70%/30% initially targeted split between QSRs and FSRs.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Index reflects a concentration in that industry or sector. Since its inception, the Index has been 100% concentrated in the hotels, restaurants, and leisure industry. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index, and at least 80% of its total assets in “Restaurant Companies,” as defined below.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money on your investment in the Fund. A summary of the principal risks to which the Fund is subject are summarized below.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Passive Investment Risk. The Fund does not attempt to outperform the Index or take defensive positions in declining markets.

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Industry Concentration Risk. Companies that own or operate restaurants may be affected by the domestic economy, the international economy, interest rates, inflation, exchange rates, competition, and consumer reputation. The Fund’s performance will largely depend upon the overall condition of the restaurant industry. The success of companies that own or operate restaurants depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of such companies. Companies that own or operate restaurants may be subject to intense competition, which may have an adverse impact on their profitability. Companies that own or operate restaurants may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Capitalization Risks. The Index may consist of stocks of large-, mid- and small-capitalization companies. As a result, the Fund may invest in stocks of large-, mid- and small-capitalization companies.

Small-Capitalization Investing. Small-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure. Their stocks are subject to a greater degree of volatility, trade in lower volume and may be less liquid.

Mid-Capitalization Investing. Similar to the risks of small-capitalization stocks, mid-capitalization stocks typically carry additional risks since smaller companies generally have a higher risk of failure. Their stocks are subject to a greater degree of volatility, trade in lower volume and may be less liquid.

Large-Capitalization Investing. Large-capitalization companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Foreign Securities. Foreign securities, even those traded on U.S. Exchanges in which the Fund invests, are subject to different risks because the companies abroad are subject to various regulatory, legal, and tax regimes, that can have very different consequences. Also, foreign companies are much more likely to be influenced by market forces that may not impact U.S. companies. Various countries in Europe and elsewhere have continued to suffer from the financial crisis and financial markets abroad are still volatile and place extra risk and stress on foreign companies.

Cash, Cash Equivalents and Money Market Instruments. There is a risk that, to the extent the Fund’s cash held in bank deposit accounts exceeds federally insured limits, the Fund could experience losses if banks fail. In addition, there is a risk that investments held in money market instruments may suffer losses. Also, at any particular time that the Fund’s assets include cash, cash equivalents or money market instruments, the Fund’s returns may inadequately track the return that could have been generated by stocks included in the Index. Such a potential negative impact on correlation may be exacerbated when the prevailing interest rates differ from the return of the Index.

Market Risk. The trading prices of equity securities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s net asset value per share (“NAV”) and market price, like security prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. The market value of shares of common stock can be volatile and change quickly.

Correlation Risk. As with all index funds, the performance of the Fund may not closely track the performance of the Index for a variety of reasons.

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, particularly in times of market stress. Thus, an investor may pay significantly more (or less) than NAV when buying shares of the Fund in the secondary market, or receive significantly more (or less) than NAV when selling those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on the liquidity for the ETF’s shares could, in turn, lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Fluctuation of NAV. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Fund’s shares on the NYSE Arca, Inc. (the “Listing Exchange”). The Adviser cannot predict whether the Fund’s shares will trade below, at or above NAV.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size. In this case, the Fund may experience greater difficulty achieving its investment objectives than it otherwise would at higher asset levels, or the Fund may ultimately liquidate at an inopportune time for investors. A liquidation of the Fund also may result in adverse tax consequences. Additionally, because the Adviser has managed only one other equity ETF, the Adviser only has limited experience managing an equity ETF (although the Adviser has prior experience managing commodity ETFs, a fixed income ETF and a large cap mutual fund).

Secondary Market Risk. Although the Fund’s shares are listed for trading on the Listing Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In times of market stress, market makers or other authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, and this could, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers and will incur the cost of the difference between “bid” and “ask” prices of the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Performance information, when available, will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.uscfinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
USCF Restaurant Leaders Fund | USCF Restaurant Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MENU
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	2.85%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	$ 808

[1]	Other Expenses are estimated for the current fiscal year as the Fund has not commenced operations as of the date of this Prospectus.
[2]	USCF Advisers LLC (the "Adviser") has contractually agreed to waive or reduce its fees and to reimburse the Fund for its expenses until October 31, 2017, so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, expenses related to short sales, other expenses that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, if any, and payments, if any, under the Fund's Rule 12b-1 plan) of the Fund are limited to 0.65% of average daily net assets. Prior to such date, the expense limitation may be terminated only by a vote of the Fund's board of trustees (the "Board"). After such date, the expense limitation may be renewed, terminated or revised by the Adviser, but the Adviser must provide the Board with 90 days' notice of any termination. The Adviser is permitted to recoup from the Fund previously waived advisory fees or reimbursed expenses for three years from the date on which fees were waived or expenses reimbursed, as long as such recoupment does not cause the Fund's total annual fund operating expenses to exceed the expense cap that was applicable during the period in which the fees were waived or expenses were reimbursed.